4. Deposits	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Banking and Thrift [Abstract]
4. Deposits

Note 4. Deposits

Deposits were comprised of the following as of June 30, 2016 and December 31, 2015:

	30-Jun-16	31-Dec-15
Inventory deposits	$6,500	$9,345
Operating lease deposits included in other Assets	4,500	4,500
Deposits	$11,000	$13,845

Inventory deposits as of June 30, 2016 and December 31, 2015 reflect down payments made to suppliers or manufacturers under inventory purchase agreements.

Note 4. Deposits

Deposits was comprised of the following as of December 31, 2015 and 2014:

	December 31, 2015	December 31, 2014
Inventory deposits	$9,345	$179,941
Operating lease deposits	0	2,000
Deposits	$9,345	$181,941

Inventory deposits reflect down payments made to suppliers or manufacturers under inventory purchase agreements.